CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Changes in the Allowance for Doubtful Accounts of Trade Receivables (Details) - Trade receivables - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
At January 1	€ 25,800	€ 25,984
Changes in allowance account for credit losses of financial assets [abstract]
Additional provisions	2,767	3,844
Utilizations	(1,845)	(1,579)
Releases	(1,280)	(2,522)
Other changes	(24)	73
At December 31	€ 25,418	€ 25,800